Average Annual Total Returns - Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	ETF InceptionDate	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	DBIQ Optimum Yield Diversified Commodity Index Excess Return (reflects no deduction for fees, expenses or taxes) 1 Year	DBIQ Optimum Yield Diversified Commodity Index Excess Return (reflects no deduction for fees, expenses or taxes) 5 Years	DBIQ Optimum Yield Diversified Commodity Index Excess Return (reflects no deduction for fees, expenses or taxes) Since Inception	DBIQ Optimum Yield Diversified Commodity Index Total Return (reflects no deduction for fees, expenses or taxes but reflects the return that would be generated by the Collateral) 1 Year	DBIQ Optimum Yield Diversified Commodity Index Total Return (reflects no deduction for fees, expenses or taxes but reflects the return that would be generated by the Collateral) 5 Years	DBIQ Optimum Yield Diversified Commodity Index Total Return (reflects no deduction for fees, expenses or taxes but reflects the return that would be generated by the Collateral) Since Inception
Total	Nov. 07, 2014	(7.86%)	2.22%	(5.93%)	(7.86%)	1.12%	(6.75%)	(4.65%)	1.24%	(4.66%)	(7.87%)	2.15%	(5.90%)	(7.53%)	3.31%	(5.02%)